PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Index Solution 2055 Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 2.9%
174,509  Vanguard Long-Term
Treasury ETF
$ 9,659,945
1.0
397,797
(1)
WisdomTree Voya
Yield Enhanced USD
Universal Bond Fund
19,268,531
1.9
Total Exchange-Traded
Funds
(Cost $29,165,986)
28,928,476
2.9
MUTUAL FUNDS : 97.0%
Affiliated Investment Companies : 97.0%
61,106  Voya Russell
TM
Large
Cap Growth Index
Portfolio - Class I
4,753,474
0.5
5,072,814  Voya VACS Index
Series EM Portfolio
77,411,137
7.9
18,818,126  Voya VACS Index
Series I Portfolio
265,900,114
27.2
3,292,656  Voya VACS Index
Series MC Portfolio
43,627,696
4.5
33,824,470  Voya VACS Index
Series S Portfolio
526,985,242
53.9
2,498,504  Voya VACS Index
Series SC Portfolio
29,107,571
3.0
Total Mutual Funds
(Cost $748,353,797)
947,785,234
97.0
Total Long-Term
Investments
(Cost $777,519,783)
976,713,710
99.9
Total Investments in
Securities
(Cost $777,519,783) $ 976,713,710 99.9
Assets in Excess of
Other Liabilities 732,717 0.1
Net Assets $ 977,446,427 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
2
Voya Index Solution 2055 Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 28,928,476 $ — $ — $ 28,928,476
Mutual Funds 947,785,234 — — 947,785,234
Total Investments, at fair value $ 976,713,710 $ — $ — $ 976,713,710
Other Financial Instruments+
Futures 39,402 — — 39,402
Total Assets $ 976,753,112 $ — $ — $ 976,753,112
Liabilities Table
Other Financial Instruments+
Futures $ (343,839) $ — $ — $ (343,839)
Total Liabilities $ (343,839) $ — $ — $ (343,839)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended March 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
3/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Russell
TM
Large Cap Growth
Index Portfolio - Class I
$ — $ 4,759,995 $ (8,965) $ 2,444 $ 4,753,474 $ — $ — $ —
Voya U.S. Bond Index Portfolio -
Class I
4,366,171 1,086,088 (5,397,311) (54,948) — 27,904 93,003 —
Voya VACS Index Series EM
Portfolio
74,184,307 9,276,224 (5,031,206) (1,018,188) 77,411,137 — 2,499,235 —
Voya VACS Index Series I Portfolio
272,739,368 15,720,509 (17,796,636) (4,763,127) 265,900,114 — 8,632,139 —
Voya VACS Index Series MC
Portfolio
47,672,627 3,069,729 (6,701,334) (413,326) 43,627,696 — 1,207,197 —
Voya VACS Index Series S
Portfolio
541,242,500 34,213,152 (14,851,082) (33,619,328) 526,985,242 — 9,109,043 —
Voya VACS Index Series SC
Portfolio
31,253,050 370,829 (2,381,942) (134,366) 29,107,571 — 465,624 —
WisdomTree Voya Yield Enhanced
USD Universal Bond Fund
24,167,331 1,700,505 (6,291,935) (307,370) 19,268,531 294,083 (28,792) —
$ 995,625,354 $ 70,197,031 $ (58,460,411) $ (40,308,209) $ 967,053,765 $ 321,987 $ 21,977,449 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)
3
Voya Index Solution 2055 Portfolio
At March 31, 2026, the following futures contracts were outstanding for Voya Index Solution 2055 Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 222 06/30/26 $ 24,015,891 $ (343,839)
$ 24,015,891 $ (343,839)
Short Contracts:
3-month SOFR (99) 09/15/26 (23,842,913) 39,402
$ (23,842,913) $ 39,402
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 199,431,437
Gross Unrealized Depreciation (237,510)
Net Unrealized Appreciation $ 199,193,927